3. Loans (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses
Beginning balance	$ 6,680	$ 6,445	$ 6,366
Charge-offs	(1,414)	(1,076)	(1,133)
Recoveries	383	448	422
Provision	4,259	863	790
Ending balance	9,908	6,680	6,445
Ending balance: individually evaluated for impairments	857	937	1,038
Ending balance: collectively evaluated for impairments	9,051	5,743	5,407
Ending balance	9,908	6,680	6,445
Loans
Ending balance	948,639	849,874	804,023
Ending balance: individually evaluated for impairment	15,248	16,063	17,947
Ending balance: collectively evaluated for impairment	933,391	833,811	786,076
Construction and land development
Allowance for loan losses
Beginning balance	694	813	804
Charge-offs	(5)	(21)	(53)
Recoveries	36	45	10
Provision	471	(143)	52
Ending balance	1,196	694	813
Ending balance: individually evaluated for impairments	1	2	0
Ending balance: collectively evaluated for impairments	1,195	692	813
Ending balance	1,196	694	813
Loans
Ending balance	94,124	92,596	94,178
Ending balance: individually evaluated for impairment	7	10	96
Ending balance: collectively evaluated for impairment	94,117	92,586	94,082
Single-family residential
Allowance for loan losses
Beginning balance	1,274	1,325	1,812
Charge-offs	(65)	(42)	(116)
Recoveries	70	66	106
Provision	564	(75)	(477)
Ending balance	1,843	1,274	1,325
Ending balance: individually evaluated for impairments	4	6	0
Ending balance: collectively evaluated for impairments	1,839	1,268	1,325
Ending balance	1,843	1,274	1,325
Loans
Ending balance	272,325	269,475	252,983
Ending balance: individually evaluated for impairment	1,558	1,697	1,779
Ending balance: collectively evaluated for impairment	270,767	267,778	251,204
Single-family residential - Banco de la Gente Non-traditional
Allowance for loan losses
Beginning balance	1,073	1,177	1,280
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(21)	(104)	(103)
Ending balance	1,052	1,073	1,177
Ending balance: individually evaluated for impairments	844	925	1,023
Ending balance: collectively evaluated for impairments	208	148	154
Ending balance	1,052	1,073	1,177
Loans
Ending balance	26,883	30,793	34,261
Ending balance: individually evaluated for impairment	11,353	12,899	14,310
Ending balance: collectively evaluated for impairment	15,530	17,894	19,951
Commercial
Allowance for loan losses
Beginning balance	1,305	1,278	1,193
Charge-offs	(7)	(1)	(453)
Recoveries	70	49	105
Provision	844	(21)	433
Ending balance	2,212	1,305	1,278
Ending balance: individually evaluated for impairments	8	4	15
Ending balance: collectively evaluated for impairments	2,204	1,301	1,263
Ending balance	2,212	1,305	1,278
Loans
Ending balance	332,971	291,255	270,055
Ending balance: individually evaluated for impairment	2,118	1,365	1,673
Ending balance: collectively evaluated for impairment	330,853	289,890	268,382
Multifamily and Farmland
Allowance for loan losses
Beginning balance	120	83	72
Charge-offs	0	0	(5)
Recoveries	0	0	1
Provision	2	37	15
Ending balance	122	120	83
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	122	120	83
Ending balance	122	120	83
Loans
Ending balance	48,880	48,090	33,163
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	48,880	48,090	33,163
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	688	626	574
Charge-offs	(903)	(389)	(54)
Recoveries	34	83	32
Provision	1,526	368	74
Ending balance	1,345	688	626
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	1,345	688	626
Ending balance	1,345	688	626
Loans
Ending balance	161,740	100,263	97,465
Ending balance: individually evaluated for impairment	212	92	89
Ending balance: collectively evaluated for impairment	161,528	100,171	97,376
Farm loans (not secured by real estate)
Allowance for loan losses
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	0	0	0
Ending balance	0	0	0
Loans
Ending balance	855	1,033	926
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	855	1,033	926
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	138	161	155
Charge-offs	(434)	(623)	(452)
Recoveries	173	205	168
Provision	251	395	290
Ending balance	128	138	161
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	128	138	161
Ending balance	128	138	161
Loans
Ending balance		16,369	20,992
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	10,861	16,369	20,992
Unallocated
Allowance for loan losses
Beginning balance	1,388	982	476
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	622	406	506
Ending balance	2,010	1,388	982
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	2,010	1,388	982
Ending balance	2,010	1,388	982
Loans
Ending balance		0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0	$ 0